CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS:
Total assets	$ 1,347,517,426	$ 1,309,208,636
LIABILITIES:
Other liabilities	11,796,985	12,138,433
Total liabilities	1,229,350,254	1,189,038,450
Total stockholders' equity	118,167,172	120,170,186	116,353,281	116,961,370
Total liabilities and stockholders' equity	1,347,517,426	1,309,208,636
Parent-company-only
ASSETS:
Cash and cash equivalents	82,678	119,182	109,083	96,970
Investment in Bank	133,230,503	136,799,101
Intercompany loan to Bank	4,360,000	3,350,000
Other assets	2,051,521	1,866,536
Total assets	139,724,702	142,134,819
LIABILITIES:
Subordinated debentures	19,589,000	19,589,000
Dividends payable	1,078,292	1,043,740
Other liabilities	890,238	1,331,893
Total liabilities	21,557,530	21,964,633
Total stockholders' equity	118,167,172	120,170,186
Total liabilities and stockholders' equity	$ 139,724,702	$ 142,134,819